Subsequent events (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 23, 2026	Aug. 06, 2026	Jun. 30, 2026
Subsequent events [Line Items]
Commitment shares			938,086
Redemption price			$ 10.66
Forecast [Member]
Subsequent events [Line Items]
Amount of investment committed		$ 10,000
Aggregate convertible notes	$ 10,000